UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: June 30, 2007
					       -----------------

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
		NAME		HOMEFIELD CAPITAL, LP
		ADDRESS	375 PARK AVE. SUITE 1905
				NEW YORK, NY 10152

		13F FILE NUMBER          28-12201
                                -------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, areconsidered integral parts of this submission.

Person Signing the Report on Behalf of Reporting Manager:
Name:	 	      William J. Vernon
		--------------------------
Title:		Chief Operating Officer

                --------------------------
Phone:		212-909-1650
                --------------------------

Signature,		Place,			and Date of Signing
William J. Vernon 	New York, NY		August 14, 2007

Report Type	[X]	13F HOLDINGS REPORT
		[ ]	13F NOTICE
		[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager:
		None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers		       0
						     ----------
Form 13F Information Table Entry Total          31
						     ----------
Form 13F Information Table Value Total	$193,860
						     ----------
						     (thousands)


Form 13F INFORMATION TABLE
                                                             value    SHARES/ SH/ PUT/ INVSTMT Other
Name of Issuer                    Title of Class CUSIP      (x$1000)  PRN AMT PRN CALL DSCRETN Managers   SOLE   SHARED NONE
--------------------------------  -------------- ---------  --------  ------- --- ---- ------- -------- -------  ------ ----
Aecom Technology Corp.	          COM	       00766T100      3235   130400	SH	      SOLE 	NONE	  130400        0	   0
Aldila Inc.	                      COM NEW        014384200      2638   171050	SH		SOLE 	NONE	  171050        0	   0
Allstate	                      COM            020002901      2614    42500	    CALL    SOLE 	NONE	   42500        0	   0
Allstate          	          COM	       020002901     46249   751900	    CALL    SOLE 	NONE	  751900   	    0    0
Covidien Ltd.	                WHEN ISSUED	 G2552X108      1078    25000	SH		SOLE 	NONE	   25000        0	   0
Computer Sciences Corp	          COM	       205363104      8281   140000	SH		SOLE 	NONE	  140000        0	   0
Computer Sciences Corp	          COM	       205363904      1893    32000	    CALL    SOLE 	NONE	   32000        0    0
Eclipsys Corp	                COM	       278856109      1853	93600	SH		SOLE 	NONE     93600        0	   0
Fidelity Natl. Info SV.	          COM	       31620M106     10905   200900	SH		SOLE 	NONE	  200900        0	   0
Fidelity Natl Finl	          CL A	       31620R105       592	25000	SH		SOLE 	NONE     25000        0	   0
Halliburton Co.	                COM	       406216101      6900   200000	SH		SOLE 	NONE	  200000        0	   0
Halliburton Co.	                COM	       406216901	    6900   200000	    CALL	SOLE 	NONE    200000        0	   0
L-1 Identity Soluts Inc.          COM            50212A106      7669   375000	SH		SOLE 	NONE	  375000        0    0
Intuitive Surgical Inc.	          COM NEW	       46120E602      8479    61100	SH		SOLE 	NONE	   61100        0    0
ITT CORP NEW	                COM	       450911102      6145    90000	SH	      SOLE 	NONE	   90000        0	   0
Legg Mason Inc.	                COM	       524901105      9100    92500	SH		SOLE 	NONE	   92500        0    0
Millipore Corp.	                COM	       601073109      3004	40000	SH		SOLE 	NONE	   40000        0	   0
McCormick & Co. Inc.	          COM NON VTG	 579780206      1909	50000	SH		SOLE 	NONE	   50000        0	   0
Pfizer Inc.	                      COM	       717081103      3708   145000	SH	      SOLE 	NONE    145000        0	   0
Peoplesupport Inc.	          COM	       712714302      1703   150000	SH		SOLE 	NONE    150000        0    0
Platinum Undrwtg Hldgs	          COM	       G7127P100     11340   326340	SH		SOLE 	NONE	  326340        0    0
SAIC, Inc	                      COM	       78390X101 	    5421   300000	SH		SOLE 	NONE	  300000        0	   0
Skillsoft PLC	                SPONSRD ADR    830928107      5450   586689	SH		SOLE 	NONE	  586689	    0	   0
Scotts Miracle Grow Co.	          CL A	       810186106	    1541    35886	SH		SOLE 	NONE	   35886	    0	   0
Sumtotal Systems Inc.	          COM	       866615107	    4894   625000	SH		SOLE 	NONE	  625000        0	   0
Stanley Inc	                      COM	       854532108      4391   249197	SH		SOLE 	NONE	  249197        0	   0
Symantec Corp.	                COM	       871503108      6060   300000	SH		SOLE 	NONE	  300000        0	   0
Tyco International Ltd.	          WHEN ISSUED	 G9143X208      5237   155000	SH		SOLE 	NONE	  155000        0    0
Ultra Clean Hldngs Inc.	          COM	       90385V107      7270   520000	SH		SOLE 	NONE	  520000        0	   0
Varian Med Sys Inc	          COM	       92220P105      5526   130000	SH		SOLE 	NONE	  130000        0	   0
Western Un Co.	                COM	       959802109      1875    90000	SH		SOLE 	NONE	   90000   	    0    0